Shareholders' Equity (Deficit) (Details) - Schedule of options outstanding - $ / shares		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Shareholders' Equity (Deficit) (Details) - Schedule of options outstanding [Line Items]
Number of options outstanding		2,193,392
Weighted average exercise price (in Dollars per share)		$ 5.72	$ 4
Weighted average remaining contractual term (year)		6 years 211 days
Number options exercisable		1,306,421
Option [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of options outstanding [Line Items]
Weighted average exercise price (in Dollars per share)		$ 4.78
Weighted average remaining contractual term (year)		4 years 229 days
Exercise Price 0.22 [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of options outstanding [Line Items]
Weighted average remaining contractual term (year)		2 years 76 days
Number options exercisable	[1]
Exercise Price 0.22 [Member] | Option [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of options outstanding [Line Items]
Weighted average remaining contractual term (year)		2 years 76 days
Exercise Price 1.75 [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of options outstanding [Line Items]
Number of options outstanding		107,904
Weighted average exercise price (in Dollars per share)		$ 1.75
Weighted average remaining contractual term (year)		2 years 76 days
Number options exercisable		107,904
Exercise Price 1.75 [Member] | Option [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of options outstanding [Line Items]
Weighted average exercise price (in Dollars per share)		$ 1.75
Weighted average remaining contractual term (year)		2 years 76 days
Exercise Price 3.59 [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of options outstanding [Line Items]
Number of options outstanding		83,503
Weighted average exercise price (in Dollars per share)		$ 3.59
Weighted average remaining contractual term (year)		2 years 120 days
Number options exercisable		83,503
Exercise Price 3.59 [Member] | Option [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of options outstanding [Line Items]
Weighted average exercise price (in Dollars per share)		$ 3.59
Weighted average remaining contractual term (year)		2 years 120 days
Exercise Price 5.07 [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of options outstanding [Line Items]
Number of options outstanding		260,296
Weighted average exercise price (in Dollars per share)		$ 5.07
Weighted average remaining contractual term (year)		3 years 131 days
Number options exercisable		260,296
Exercise Price 5.07 [Member] | Option [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of options outstanding [Line Items]
Weighted average exercise price (in Dollars per share)		$ 5.07
Weighted average remaining contractual term (year)		3 years 131 days
Exercise Price 9.23 [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of options outstanding [Line Items]
Number of options outstanding		200,229
Weighted average exercise price (in Dollars per share)		$ 9.23
Weighted average remaining contractual term (year)		4 years 321 days
Number options exercisable		200,229
Exercise Price 9.23 [Member] | Option [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of options outstanding [Line Items]
Weighted average exercise price (in Dollars per share)		$ 9.23
Weighted average remaining contractual term (year)		4 years 321 days
Exercise Price 3.10 [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of options outstanding [Line Items]
Number of options outstanding		29,947
Weighted average exercise price (in Dollars per share)		$ 3.10
Weighted average remaining contractual term (year)		5 years 153 days
Number options exercisable		29,947
Exercise Price 3.10 [Member] | Option [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of options outstanding [Line Items]
Weighted average exercise price (in Dollars per share)		$ 3.10
Weighted average remaining contractual term (year)		5 years 153 days
Exercise Price 3.93 [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of options outstanding [Line Items]
Number of options outstanding		51,385
Weighted average exercise price (in Dollars per share)		$ 3.93
Weighted average remaining contractual term (year)		5 years 357 days
Number options exercisable		51,385
Exercise Price 3.93 [Member] | Option [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of options outstanding [Line Items]
Weighted average exercise price (in Dollars per share)		$ 3.93
Weighted average remaining contractual term (year)		5 years 357 days
Exercise Price 4.10 [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of options outstanding [Line Items]
Number of options outstanding		20,914
Weighted average exercise price (in Dollars per share)		$ 4.10
Weighted average remaining contractual term (year)		6 years 69 days
Number options exercisable		20,914
Exercise Price 4.10 [Member] | Option [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of options outstanding [Line Items]
Weighted average exercise price (in Dollars per share)		$ 4.10
Weighted average remaining contractual term (year)		6 years 69 days
Exercise Price 4.18 [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of options outstanding [Line Items]
Number of options outstanding		1,195
Weighted average exercise price (in Dollars per share)		$ 4.18
Weighted average remaining contractual term (year)		6 years 146 days
Number options exercisable		1,195
Exercise Price 4.18 [Member] | Option [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of options outstanding [Line Items]
Weighted average exercise price (in Dollars per share)		$ 4.18
Weighted average remaining contractual term (year)		6 years 146 days
Exercise Price 7.70 [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of options outstanding [Line Items]
Number of options outstanding		66,326
Weighted average exercise price (in Dollars per share)		$ 7.70
Weighted average remaining contractual term (year)		6 years 306 days
Number options exercisable		66,326
Exercise Price 7.70 [Member] | Option [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of options outstanding [Line Items]
Weighted average exercise price (in Dollars per share)		$ 7.70
Weighted average remaining contractual term (year)		6 years 306 days
Exercise Price 8.42 [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of options outstanding [Line Items]
Number of options outstanding		7,589
Weighted average exercise price (in Dollars per share)		$ 8.42
Weighted average remaining contractual term (year)		7 years 284 days
Number options exercisable		5,461
Exercise Price 8.42 [Member] | Option [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of options outstanding [Line Items]
Weighted average exercise price (in Dollars per share)		$ 8.42
Weighted average remaining contractual term (year)		7 years 281 days
Exercise Price 8.65 [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of options outstanding [Line Items]
Number of options outstanding		15,035
Weighted average exercise price (in Dollars per share)		$ 8.65
Weighted average remaining contractual term (year)		7 years 226 days
Number options exercisable		10,940
Exercise Price 8.65 [Member] | Option [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of options outstanding [Line Items]
Weighted average exercise price (in Dollars per share)		$ 8.65
Weighted average remaining contractual term (year)		7 years 193 days
Exercise Price 8.02 [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of options outstanding [Line Items]
Number of options outstanding		46,069
Weighted average exercise price (in Dollars per share)		$ 8.02
Weighted average remaining contractual term (year)		8 years 109 days
Number options exercisable		35,004
Exercise Price 8.02 [Member] | Option [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of options outstanding [Line Items]
Weighted average exercise price (in Dollars per share)		$ 8.02
Weighted average remaining contractual term (year)		8 years 116 days
Exercise Price 6.80 [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of options outstanding [Line Items]
Number of options outstanding		58,731
Weighted average exercise price (in Dollars per share)		$ 6.80
Weighted average remaining contractual term (year)		9 years 40 days
Number options exercisable		14,858
Exercise Price 6.80 [Member] | Option [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of options outstanding [Line Items]
Weighted average exercise price (in Dollars per share)		$ 6.80
Weighted average remaining contractual term (year)		9 years 40 days
Exercise Price 6.62 [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of options outstanding [Line Items]
Number of options outstanding		904,608
Weighted average exercise price (in Dollars per share)		$ 6.62
Weighted average remaining contractual term (year)		9 years 164 days
Number options exercisable		168,898
Exercise Price 6.62 [Member] | Option [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of options outstanding [Line Items]
Weighted average exercise price (in Dollars per share)		$ 6.62
Weighted average remaining contractual term (year)		9 years 160 days
Exercise Price 11.04 [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of options outstanding [Line Items]
Number of options outstanding		90,100
Weighted average exercise price (in Dollars per share)		$ 11.04
Weighted average remaining contractual term (year)		9 years 313 days
Number options exercisable
Exercise Price 11.04 [Member] | Option [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of options outstanding [Line Items]
Weighted average exercise price (in Dollars per share)		$ 11.04
Weighted average remaining contractual term (year)

[1]	The exercise price of the options is denominated in NIS and was translated to U.S. dollars in the table above using the exchange rate as of the issuance date of the options.